Loss per share	12 Months Ended
Dec. 31, 2025
Loss per share [Abstract]
Loss per share
18.	Loss per share

The amount of basic earnings per share (EPS) is calculated by dividing the net income for the year attributable to shareholders of the Company’s ordinary shares by the weighted average of the ordinary shares outstanding during the year.

The following table shows the (loss) profit attributable to ordinary equity holders of the Company.

a)	Basic EPS

	For the Year Ended December 31,
	2025	2024	2023

(Loss) profit attributable to ordinary equity holders of the parent entity	$(282,380,535)	$(3,567,965,578)	$57,792,921
Weighted average number of ordinary shares outstanding during the period	79,486,548	77,062,978	69,099,785	(1)
Basic EPS	$(3.55)	$(46.30)	$0.84

b)	Diluted EPS

	For the Year Ended December 31,
	2025	2024	2023

(Loss) profit per basic EPS adjusted	$(282,380,535)	$(3,567,965,578)	$57,792,921
Number of shares per basic EPS adjusted for dilutive potential ordinary shared	79,486,548	77,062,978	69,099,785	(1)
Diluted EPS	$(3.55)	$(46.30)	$0.84

(1)
For the years ended December 31, 2025, 2024 and 2023, Management applied a retrospective approach to determine the weighted average number of ordinary shares outstanding. On March 20, 2024, the Company issued 79,242,873 of which 87.2% represents the shares attributable to the original shareholders of the Company  prior to the business combination.